Loans and advances to customers	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Loans and advances to customers
Note 23: Loans and advances to customers
Year ended 31 December 2023

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2023	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Exchange and other adjustments[1]	1,830	(24)	(6)	18	1,818	(7)	(1)	105	67	164
Transfers to Stage 1	18,991	(18,953)	(38)		–	401	(393)	(8)		–
Transfers to Stage 2	(18,010)	18,592	(582)		–	(53)	121	(68)		–
Transfers to Stage 3	(1,216)	(2,507)	3,723		–	(13)	(223)	236		–
Impact of transfers between stages	(235)	(2,868)	3,103		–	(260)	402	312		454
						75	(93)	472		454
Other changes in credit quality[2]						105	(103)	804	8	814
Additions and repayments	6,393	(4,213)	(2,353)	(1,043)	(1,216)	81	(85)	(862)	(81)	(947)
Charge (credit) to the income statement						261	(281)	414	(73)	321
Disposals and derecognition[3]	(3,685)	(892)	(122)	(743)	(5,442)	(54)	(59)	(24)	(34)	(171)
Advances written off			(1,231)	–	(1,231)			(1,231)	–	(1,231)
Recoveries of advances written off in previous years			116	–	116			116	–	116
At 31 December 2023	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Allowance for impairment losses	(900)	(1,467)	(1,137)	(213)	(3,717)
Net carrying amount	384,394	51,700	6,010	7,641	449,745
Drawn ECL coverage[4] (%)	0.2	2.8	15.9	2.7	0.8
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Includes a charge for methodology and model changes of £60 million, split by stage as £96 million charge for Stage 1, £33 million credit for Stage 2, £1 million credit for Stage 3 and £2 million credit for POCI.
3    Relates to the securitisations of legacy Retail mortgages and Retail unsecured loans.
4    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
The total allowance for impairment losses includes £187 million (2022: £92 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2023	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Exchange and other adjustments[1]	–	–	–	18	18	–	–	53	67	120
Transfers to Stage 1	12,202	(12,195)	(7)		–	66	(65)	(1)		–
Transfers to Stage 2	(12,673)	13,103	(430)		–	(7)	33	(26)		–
Transfers to Stage 3	(450)	(1,656)	2,106		–	–	(66)	66		–
Impact of transfers between stages	(921)	(748)	1,669		–	(50)	91	115		156
						9	(7)	154		156
Other changes in credit quality[2]						43	(104)	14	8	(39)
Additions and repayments	1,202	(1,955)	(553)	(1,043)	(2,349)	19	(49)	(67)	(81)	(178)
Charge (credit) to the income statement						71	(160)	101	(73)	(61)
Disposals and derecognition[3]	(1,202)	(547)	(94)	(743)	(2,586)	(1)	(18)	(7)	(34)	(60)
Advances written off			(108)	–	(108)			(108)	–	(108)
Recoveries of advances written off in previous years			7	–	7			7	–	7
At 31 December 2023	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Allowance for impairment losses	(161)	(374)	(357)	(213)	(1,105)
Net carrying amount	256,435	38,159	3,980	7,641	306,215
Drawn ECL coverage[4] (%)	0.1	1.0	8.2	2.7	0.4
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Includes a charge for methodology and model changes of £74 million, split by stage as £91 million charge for Stage 1, £12 million credit for Stage 2, £3 million credit for Stage 3 and £2 million credit for POCI.
3    Relates to the securitisation of legacy Retail mortgages.
4    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Note 23: Loans and advances to customers continued
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2023	11,416	3,287	289	14,992	120	433	113	666
Exchange and other adjustments	–	–	–	–	–	–	(16)	(16)
Transfers to Stage 1	1,311	(1,308)	(3)	–	142	(141)	(1)	–
Transfers to Stage 2	(744)	782	(38)	–	(11)	28	(17)	–
Transfers to Stage 3	(172)	(266)	438	–	(4)	(69)	73	–
Impact of transfers between stages	395	(792)	397	–	(80)	125	80	125
					47	(57)	135	125
Other changes in credit quality[1]					15	9	298	322
Additions and repayments	814	413	(13)	1,214	(14)	16	(11)	(9)
Charge to the income statement					48	(32)	422	438
Advances written off			(449)	(449)			(449)	(449)
Recoveries of advances written off in previous years			60	60			60	60
At 31 December 2023	12,625	2,908	284	15,817	168	401	130	699
Allowance for impairment losses	(168)	(401)	(130)	(699)
Net carrying amount	12,457	2,507	154	15,118
Drawn ECL coverage[2] (%)	1.3	13.8	45.8	4.4
1    Includes a credit for methodology and model changes of £18 million, split by stage as £2 million charge for Stage 1, £20 million credit for Stage 2 and £nil for Stage 3.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2023	80,509	11,493	3,371	95,373	214	414	1,070	1,698
Exchange and other adjustments	(968)	(14)	(6)	(988)	(6)	–	83	77
Transfers to Stage 1	4,026	(4,011)	(15)	–	101	(101)	–	–
Transfers to Stage 2	(3,074)	3,143	(69)	–	(16)	19	(3)	–
Transfers to Stage 3	(369)	(327)	696	–	(3)	(26)	29	–
Impact of transfers between stages	583	(1,195)	612	–	(76)	117	32	73
					6	9	58	73
Other changes in credit quality					17	9	230	256
Additions and repayments	(550)	(2,297)	(1,657)	(4,504)	1	(60)	(771)	(830)
Charge to the income statement					24	(42)	(483)	(501)
Advances written off			(256)	(256)			(256)	(256)
Recoveries of advances written off in previous years			4	4			4	4
At 31 December 2023	79,574	7,987	2,068	89,629	232	372	418	1,022
Allowance for impairment losses	(232)	(372)	(418)	(1,022)
Net carrying amount	79,342	7,615	1,650	88,607
Drawn ECL coverage[1] (%)	0.3	4.7	20.2	1.1
1    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Note 23: Loans and advances to customers continued
Year ended 31 December 2022

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2022	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
Exchange and other adjustments[1]	(393)	15	(23)	12	(389)	2	–	39	65	106
Transfers to Stage 1	8,330	(8,257)	(73)		–	176	(167)	(9)		–
Transfers to Stage 2	(35,046)	35,448	(402)		–	(66)	135	(69)		–
Transfers to Stage 3	(1,250)	(2,528)	3,778		–	(8)	(158)	166		–
Impact of transfers between stages	(27,966)	24,663	3,303		–	(120)	701	268		849
						(18)	511	356		849
Other changes in credit quality[2]						(309)	85	618	49	443
Additions and repayments	9,314	1,555	(1,337)	(1,354)	8,178	110	98	(91)	(58)	59
(Credit) charge to the income statement						(217)	694	883	(9)	1,351
Advances written off			(928)	(13)	(941)			(928)	(13)	(941)
Recoveries of advances written off in previous years			182	–	182			182	–	182
At 31 December 2022	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Allowance for impairment losses	(700)	(1,808)	(1,757)	(253)	(4,518)
Net carrying amount	380,291	59,356	5,883	9,369	454,899
Drawn ECL coverage[3] (%)	0.2	3.0	23.0	2.6	1.0
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Includes a credit for methodology and model changes of £63 million, split by stage as £2 million charge for Stage 1, £11 million charge for Stage 2, £47 million credit for Stage 3 and £29 million credit for POCI.
3    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2022	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Exchange and other adjustments[1]	–	–	–	12	12	–	–	28	65	93
Transfers to Stage 1	5,107	(5,096)	(11)		–	28	(27)	(1)		–
Transfers to Stage 2	(26,043)	26,204	(161)		–	(14)	25	(11)		–
Transfers to Stage 3	(444)	(1,793)	2,237		–	–	(63)	63		–
Impact of transfers between stages	(21,380)	19,315	2,065		–	(25)	254	98		327
						(11)	189	149		327
Other changes in credit quality[2]						36	(21)	(1)	49	63
Additions and repayments	5,268	670	(585)	(1,354)	3,999	18	(10)	(45)	(58)	(95)
Charge (credit) to the income statement						43	158	103	(9)	295
Advances written off			(28)	(13)	(41)			(28)	(13)	(41)
Recoveries of advances written off in previous years			24	–	24			24	–	24
At 31 December 2022	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Allowance for impairment losses	(91)	(552)	(311)	(253)	(1,207)
Net carrying amount	257,426	41,231	3,105	9,369	311,131
Drawn ECL coverage[3] (%)	–	1.3	9.1	2.6	0.4
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Includes a credit for methodology and model changes of £96 million, split by stage as £nil for Stage 1, £12 million credit for Stage 2, £55 million credit for Stage 3 and £29 million credit for POCI.
3    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Note 23: Loans and advances to customers continued
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2022	11,918	2,077	292	14,287	96	218	128	442
Exchange and other adjustments	(13)	(2)	–	(15)	4	2	(16)	(10)
Transfers to Stage 1	569	(566)	(3)	–	48	(47)	(1)	–
Transfers to Stage 2	(1,319)	1,358	(39)	–	(16)	36	(20)	–
Transfers to Stage 3	(184)	(191)	375	–	(3)	(43)	46	–
Impact of transfers between stages	(934)	601	333	–	(26)	185	73	232
					3	131	98	232
Other changes in credit quality[1]					18	49	230	297
Additions and repayments	445	611	(14)	1,042	(1)	33	(5)	27
Charge to the income statement					20	213	323	556
Advances written off			(413)	(413)			(413)	(413)
Recoveries of advances written off in previous years			91	91			91	91
At 31 December 2022	11,416	3,287	289	14,992	120	433	113	666
Allowance for impairment losses	(120)	(433)	(113)	(666)
Net carrying amount	11,296	2,854	176	14,326
Drawn ECL coverage[2] (%)	1.1	13.2	39.1	4.4
1    Includes a charge for methodology and model changes of £33 million, split by stage as £3 million charge for Stage 1, £27 million charge for Stage 2 and £3 million charge for Stage 3.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2022	82,719	7,530	3,563	93,812	125	260	956	1,341
Exchange and other adjustments	748	6	(20)	734	4	(2)	41	43
Transfers to Stage 1	1,723	(1,676)	(47)	–	55	(55)	–	–
Transfers to Stage 2	(5,807)	5,950	(143)	–	(11)	19	(8)	–
Transfers to Stage 3	(404)	(326)	730	–	(2)	(14)	16	–
Impact of transfers between stages	(4,488)	3,948	540	–	(44)	131	7	94
					(2)	81	15	94
Other changes in credit quality[1]					28	18	192	238
Additions and repayments	1,530	9	(587)	952	59	57	(9)	107
Charge to the income statement					85	156	198	439
Advances written off			(127)	(127)			(127)	(127)
Recoveries of advances written off in previous years			2	2			2	2
At 31 December 2022	80,509	11,493	3,371	95,373	214	414	1,070	1,698
Allowance for impairment losses	(214)	(414)	(1,070)	(1,698)
Net carrying amount	80,295	11,079	2,301	93,675
Drawn ECL coverage[2] (%)	0.3	3.6	31.7	1.8
1    Includes a credit for methodology and model changes of £25 million, split by stage as £7 million credit for Stage 1, £18 million credit for Stage 2 and £nil for Stage 3.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
The movement tables are compiled by comparing the position at 31 December to that at the beginning of the year. Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within purchased or originated credit-impaired, which are not transferable.
Additions and repayments comprise new loans originated and repayments of outstanding balances throughout the reporting period.
The Group’s impairment charge comprises impact of transfers between stages, other changes in credit quality and additions and repayments.
Advances written off have first been transferred to Stage 3 and then acquired a full allowance through other changes in credit quality.
Recoveries of advances written off in previous years are shown at the full recovered value, with a corresponding entry in repayments and release of allowance through other changes in credit quality.